Current Assets - Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2024
Current Assets Cash And Cash Equivalents [Abstract]
Current Assets - Cash and Cash Equivalents

Note 18. Current Assets – Cash and Cash Equivalents

	June 30, 2024	June 30, 2023

	US$	US$
Cash at bank and in hand	91,728,846	12,067,158
Short-term deposits	80,742,500	77,121,555
Total cash and cash equivalents	172,471,346	89,188,713

Cash at bank earns interest at floating rates based on daily bank deposit rates. The carrying amounts of cash and cash equivalents represent fair value.

Short term‑deposits are with two major Australian banks and are made for varying periods of between 30 and 92 days, depending on the immediate cash requirements of the Group, and earn interest at a fixed rate for the respective short‑term deposit periods. At year end, the average rate was 4.71% (2023: 4.67%, 2022: 0.43%).